Goodwill (Details Narrative) ₪ in Thousands	12 Months Ended
Dec. 31, 2023 ILS (₪)
Notes and other explanatory information [abstract]
Recoverable amount	₪ 390,936
Impairment losses on goodwill	₪ 63,101
After-tax discount rate	16.50%
Debt leveraging rate	7.00%
Market interest rate	9.65%
Terminal value long-term growth rate	3.50%
Decrease impairment loss	₪ 352,232
Incease impairment loss	39
Impairment loss on financial assets	368,352
Impairment loss on financial increase	₪ 23